Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	October 31, 2021	October 31, 2020
At Cost:
Financial software	17,196	16,436
Domain name	3,068	-
	20,264	16,436
Less: Accumulated Amortization	2,211	-
Total, net	18,053	16,436